Other assets (Tables)	6 Months Ended
Jun. 30, 2026
Other assets
Schedule of other assets

	June 30,	December 31,
	2026	2025
	(Unaudited)
Current
Prepaid expenses	1,114	1,079
Partners in joint operations	881	912
Advanced payments to contractors and suppliers	472	349
Trust funds	431	521
Non-current assets held for sale	7	6
Other assets	88	43
	2,993	2,910
Non-current
Abandonment fund	528	524
Employee benefits	445	417
Trust funds	425	416
Judicial deposits and attachments	46	45
Advanced payments and deposits	10	20
Other assets	241	270
	1,695	1,692